Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at January 1, 2022	$ 2,986	$ 3,025
Cost	4,405	4,162	$ 4,087
Accumulated amortization and impairment	(1,363)	(1,176)	(1,062)
Addition	348	1,079
Capitalized borrowing costs	13	11
Write-offs	(41)	(18)
Transfers	(9)	(12)
Signature Bonuses Transfers (2)	(16)	(1,177)
Amortization	(104)	(77)
Impairment recognition (note 26)	(364)	(1)
Translation adjustment	229	156
Balance at December 31, 2022	3,042	2,986
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2022	2,523	2,695
Cost	2,489	2,578	2,744
Accumulated amortization and impairment	(64)	(55)	(49)
Addition	148	898
Capitalized borrowing costs
Write-offs	(41)	(12)
Transfers	(11)	(11)
Signature Bonuses Transfers (2)	(16)	(1,177)
Amortization	(4)	(4)
Impairment recognition (note 26)	(364)
Translation adjustment	190	134
Balance at December 31, 2022	$ 2,425	$ 2,523
Estimated useful life in years	3 years	3 years
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2022	$ 439	$ 308
Cost	1,891	1,560	1,321
Accumulated amortization and impairment	(1,299)	(1,121)	(1,013)
Addition	200	181
Capitalized borrowing costs	13	11
Write-offs		(6)
Transfers	2	(1)
Signature Bonuses Transfers (2)
Amortization	(100)	(73)
Impairment recognition (note 26)		(1)
Translation adjustment	38	20
Balance at December 31, 2022	$ 592	$ 439
Estimated useful life in years	5 years	5 years
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2022	$ 24	$ 22
Cost	25	24	$ 22
Addition
Capitalized borrowing costs
Write-offs
Transfers
Signature Bonuses Transfers (2)
Amortization
Impairment recognition (note 26)
Translation adjustment	1	2
Balance at December 31, 2022	$ 25	$ 24